Private Placement (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Private placement (Textual)
Warrants placement,description	Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share.	Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share.
Sponsor [Member]
Private placement (Textual)
Purchase price	$ 10.00	$ 10.00
Aggregate amount of purchased value	$ 7,000,000	$ 7,000,000
IPO [Member]
Private placement (Textual)
Aggregate amount of purchased shares	700,000	700,000
Purchase price	$ 10.00	$ 10.00